S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 04, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	675,000
Sponsor [Member] | Common Stock [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	4,500,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Sponsor [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	120,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,200,000
ARC Group Securities LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	420,000
ARC Group Securities LLC [Member] | Representative Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	483,000